Average Annual Total Returns - FidelityGlobalCreditFund-AMCIZPRO - FidelityGlobalCreditFund-AMCIZPRO - Fidelity Global Credit Fund	Mar. 01, 2025
Fidelity Advisor Global Credit Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.83%
Past 5 years	(1.00%)
Past 10 years	1.06%
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.42%
Past 5 years	(2.41%)
Past 10 years	(0.02%)
Fidelity Advisor Global Credit Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.28%
Past 5 years	(1.31%)
Past 10 years	0.37%
Fidelity Advisor Global Credit Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	3.84%
Past 5 years	(0.96%)
Past 10 years	1.07%
Fidelity Advisor Global Credit Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	6.37%
Past 5 years	(0.91%)
Past 10 years	0.87%
Fidelity Advisor Global Credit Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.44%
Past 5 years	0.08%
Past 10 years	1.74%
Fidelity Advisor Global Credit Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	8.61%
Past 5 years	0.20%
Since Inception	2.19%	[1]
LB135
Average Annual Return:
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Past 10 years	0.15%
IXZM6
Average Annual Return:
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	1.91%
LB324
Average Annual Return:
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	2.46%

[1]	A From October 2, 2018 .